Property, Plant and Equipment (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Disclosure of detailed information about property, plant and equipment [line items]
Financing and debentures costs	R$ 3,745
Financing and debenture average rate	0.063%
Copel GeT
Disclosure of detailed information about property, plant and equipment [line items]
Financing and debentures costs	R$ 2,820
Financing and debenture average rate	0.049%
Copel SER Loan Agreement [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Financing and debentures costs	R$ 1,373
Financing and debenture average rate	1.97%
HPP Maua Consorcio Energetico Cruzeiro Do Sul [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interest in subsidiary	49.00%
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase in the real discount rate after taxes	5.00%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Increase in the real discount rate after taxes	10.00%